FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	£ 1,371	£ 1,798
Derivative financial instruments	3,857	5,511
Financial assets at amortised cost:
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost	491,396	490,316
Maximum exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	1,132	1,559
Derivative financial instruments	3,857	5,511
Financial assets at amortised cost:
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost	490,580	489,577
Financial assets at fair value through other comprehensive income2	22,845	27,785
Off-balance sheet items:
Acceptances and endorsements	58	21
Other items serving as direct credit substitutes	781	433
Performance bonds, including letters of credit, and other transaction-related contingencies	2,061	1,886
Irrevocable commitments and guarantees	57,782	55,690
Off -balance sheet items	60,682	58,030
Maximum exposure to credit risk	579,096	582,462
Offset
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	1,811	2,369
Financial assets at amortised cost:
Loans and advances to banks	0	0
Loans and advances to customers	2,171	1,506
Reverse repurchase agreements	0	0
Debt securities	0	0
Financial assets at amortised cost	2,171	1,506
Financial assets at fair value through other comprehensive income2	0	0
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off -balance sheet items	0	0
Maximum exposure to credit risk	3,982	3,875
Net exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	1,132	1,559
Derivative financial instruments	2,046	3,142
Financial assets at amortised cost:
Loans and advances to banks	8,363	4,478
Loans and advances to customers	433,456	429,323
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost	488,409	488,071
Financial assets at fair value through other comprehensive income2	22,845	27,785
Off-balance sheet items:
Acceptances and endorsements	58	21
Other items serving as direct credit substitutes	781	433
Performance bonds, including letters of credit, and other transaction-related contingencies	2,061	1,886
Irrevocable commitments and guarantees	57,782	55,690
Off -balance sheet items	60,682	58,030
Maximum exposure to credit risk	£ 575,114	£ 578,587